Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 105,994,692	$ 63,901,329
Restricted cash	643,020	3,417,244
Short-term investments	18,659,413	11,700,400
Accounts receivable, net	28,967,293	18,931,346
Advance to suppliers, net	17,406,052	46,968,549
Receivables from supply chain solutions	38,035,826	43,475,981
Inventories	48,819,585	31,609,877
Prepaid expenses and other current assets	29,629,649	10,890,083
TOTAL CURRENT ASSETS	288,155,530	230,894,809
NON-CURRENT ASSETS:
Property and equipment, net	725,806	719,574
Intangible assets, net	1,302,682	1,795,234
Right-of-use assets, net	2,639,192	3,349,432
Equity investments	355,064	373,292
Investment in limited partnership		14,913,539
Goodwill	22,651,104	23,814,005
Deferred tax assets, net	14,852	310,577
Long-term investments	4,137,189	7,249,319
TOTAL NON-CURRENT ASSETS	31,825,889	52,524,972
TOTAL ASSETS	319,981,419	283,419,781
CURRENT LIABILITIES:
Accounts payable	37,109,910	40,925,155
Short-term bank loans	551,625	434,959
Accrued expenses and other current liabilities	10,054,282	6,090,582
Operating lease liabilities - current	897,816	1,008,766
Payables to supply chain solutions	10,815,864	9,122,978
Advances from customer	61,733,220	21,827,387
Taxes payable	3,361,634	2,748,474
TOTAL CURRENT LIABILITIES	124,822,233	90,469,990
Operating lease liabilities – non-current	1,883,981	2,425,597
Deferred tax liabilities	360,280	727,326
TOTAL LIABILITIES	127,066,494	93,622,913
SHAREHOLDERS’ EQUITY:
Treasury shares	(373,358)	(355,844)
Additional paid-in capital	130,503,387	130,503,387
Retained earnings	63,534,936	53,214,304
Statutory reserves	10,166,600	9,167,845
Unearned compensation
Accumulated other comprehensive (loss) income	(15,115,268)	(6,937,950)
COMMON SHAREHOLDERS’ EQUITY	188,756,360	185,631,805
Non-controlling interests	4,158,565	4,165,063
TOTAL SHAREHOLDERS’ EQUITY	192,914,925	189,796,868
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	319,981,419	283,419,781
Class A Common Stock
SHAREHOLDERS’ EQUITY:
Common Stock Value	40,063	40,063
Class B Common Stock
SHAREHOLDERS’ EQUITY:
Common Stock Value
Related Party
CURRENT LIABILITIES:
Loan from related party	28,965	8,028,965
Due to related parties - current	$ 268,917	$ 282,724